Document and Entity Information	12 Months Ended
Sep. 30, 2016
Document And Entity Information
Entity Registrant Name	AEOLUS PHARMACEUTICALS, INC.
Entity Central Index Key	0001261734
Document Type	S-1
Document Period End Date	Sep. 30, 2016
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company